Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

1940 Act File No. 811-07440

March 31, 2020
FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Dimensional Emerging Markets Value Fund File No. 811-7440

Ladies and Gentlemen:
Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find Amendment No. 42 (the “Amendment”) to the Registration Statement of Dimensional Emerging Markets Value Fund (the “Fund”) on Form N-1A.
    The Amendment is being filed to amend and supplement the Part B of the fund to update certain information, including expanding the disclosure about general market and geopolitical risks and incorporating certain officer changes. The Part A of the Fund, as filed in Amendment No. 41 to the Registration Statement, is incorporated herein by reference.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell